Trade and Other Payables - Summary of Trade and Other Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Payables [Abstract]
Trade payables	$ 342,938	$ 277,827
Other payables	22,208	16,642
Social security and other taxes	69,053	76,820
Deferred revenue	60,486	30,957
Accruals	311,721	263,898
Trade and other payables	$ 806,406	$ 666,144	[1]

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.